Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Summary of Exchange Rates	The exchange rates used were as follows:

	As at Balance Sheet Date	Average for the Period
Twelve months ended June 30, 2022	1.4508	1.3797
Twelve months ended June 30, 2021	1.332	1.3425

Summary of Property, Plant and Equipment Over Their Expected Useful Lives

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	25 years
Plant and equipment	2 - 20 years